Distribution Date:	09/17/21	BANK 2019-BNK23
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Alan Williams	(913) 317-4103	keybank_notices@keybank.com
Mortgage Loan Detail (Part 1)	13-14		11501 Outlook Street, Suite 300, | Overland Park, KS 66211
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06541RAY9	1.975000%	14,000,000.00	10,071,724.85	195,912.47	16,576.38	0.00	0.00	212,488.85	9,875,812.38	30.10%	30.00%
A-SB	06541RAZ6	2.846000%	27,500,000.00	27,500,000.00	0.00	65,220.83	0.00	0.00	65,220.83	27,500,000.00	30.10%	30.00%
A-2	06541RBA0	2.669000%	325,000,000.00	325,000,000.00	0.00	722,854.17	0.00	0.00	722,854.17	325,000,000.00	30.10%	30.00%
A-3	06541RBB8	2.920000%	489,369,000.00	489,369,000.00	0.00	1,190,797.90	0.00	0.00	1,190,797.90	489,369,000.00	30.10%	30.00%
A-S	06541RBE2	3.203000%	128,381,000.00	128,381,000.00	0.00	342,670.29	0.00	0.00	342,670.29	128,381,000.00	19.57%	19.50%
B	06541RBF9	3.455000%	56,548,000.00	56,548,000.00	0.00	162,811.12	0.00	0.00	162,811.12	56,548,000.00	14.93%	14.88%
C	06541RBG7	3.624291%	53,492,000.00	53,492,000.00	0.00	161,558.79	0.00	0.00	161,558.79	53,492,000.00	10.54%	10.50%
D	06541RAJ2	2.500000%	32,095,000.00	32,095,000.00	0.00	66,864.58	0.00	0.00	66,864.58	32,095,000.00	7.90%	7.88%
E	06541RAL7	2.500000%	22,926,000.00	22,926,000.00	0.00	47,762.50	0.00	0.00	47,762.50	22,926,000.00	6.02%	6.00%
F	06541RAN3	2.750000%	22,925,000.00	22,925,000.00	0.00	52,536.46	0.00	0.00	52,536.46	22,925,000.00	4.14%	4.13%
G	06541RAQ6	2.750000%	12,226,000.00	12,226,000.00	0.00	28,017.92	0.00	0.00	28,017.92	12,226,000.00	3.14%	3.13%
H*	06541RAS2	2.750000%	38,209,293.00	38,209,293.00	0.00	87,337.83	0.00	0.00	87,337.83	38,209,293.00	0.00%	0.00%
RR	N/A	3.624291%	64,351,120.72	64,144,369.36	10,311.18	193,719.68	0.00	0.00	204,030.86	64,134,058.18	0.00%	0.00%
Interest
V	06541RAV5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541RAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,287,022,413.72	1,282,887,387.21	206,223.65	3,138,728.45	0.00	0.00	3,344,952.10	1,282,681,163.56

Notional Certificates
X-A	06541RBC6	0.813603%	855,869,000.00	851,940,724.84	0.00	577,618.02	0.00	0.00	577,618.02	851,744,812.38
X-B	06541RBD4	0.267001%	238,421,000.00	238,421,000.00	0.00	53,048.96	0.00	0.00	53,048.96	238,421,000.00
X-D	06541RAA1	1.124291%	55,021,000.00	55,021,000.00	0.00	51,549.66	0.00	0.00	51,549.66	55,021,000.00
X-F	06541RAC7	0.874291%	22,925,000.00	22,925,000.00	0.00	16,702.59	0.00	0.00	16,702.59	22,925,000.00
X-G	06541RAE3	0.874291%	12,226,000.00	12,226,000.00	0.00	8,907.56	0.00	0.00	8,907.56	12,226,000.00
X-H	06541RAG8	0.874291%	38,209,293.00	38,209,293.00	0.00	27,838.35	0.00	0.00	27,838.35	38,209,293.00
Notional SubTotal			1,222,671,293.00	1,218,743,017.84	0.00	735,665.14	0.00	0.00	735,665.14	1,218,547,105.38

Deal Distribution Total					206,223.65	3,874,393.59	0.00	0.00	4,080,617.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541RAY9	719.40891786	13.99374786	1.18402714	0.00000000	0.00000000	0.00000000	0.00000000	15.17777500	705.41517000
A-SB	06541RAZ6	1,000.00000000	0.00000000	2.37166655	0.00000000	0.00000000	0.00000000	0.00000000	2.37166655	1,000.00000000
A-2	06541RBA0	1,000.00000000	0.00000000	2.22416668	0.00000000	0.00000000	0.00000000	0.00000000	2.22416668	1,000.00000000
A-3	06541RBB8	1,000.00000000	0.00000000	2.43333333	0.00000000	0.00000000	0.00000000	0.00000000	2.43333333	1,000.00000000
A-S	06541RBE2	1,000.00000000	0.00000000	2.66916670	0.00000000	0.00000000	0.00000000	0.00000000	2.66916670	1,000.00000000
B	06541RBF9	1,000.00000000	0.00000000	2.87916673	0.00000000	0.00000000	0.00000000	0.00000000	2.87916673	1,000.00000000
C	06541RBG7	1,000.00000000	0.00000000	3.02024209	0.00000000	0.00000000	0.00000000	0.00000000	3.02024209	1,000.00000000
D	06541RAJ2	1,000.00000000	0.00000000	2.08333323	0.00000000	0.00000000	0.00000000	0.00000000	2.08333323	1,000.00000000
E	06541RAL7	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06541RAN3	1,000.00000000	0.00000000	2.29166674	0.00000000	0.00000000	0.00000000	0.00000000	2.29166674	1,000.00000000
G	06541RAQ6	1,000.00000000	0.00000000	2.29166694	0.00000000	0.00000000	0.00000000	0.00000000	2.29166694	1,000.00000000
H	06541RAS2	1,000.00000000	0.00000000	2.28577456	0.00589202	0.66431692	0.00000000	0.00000000	2.28577456	1,000.00000000
RR Interest	N/A	996.78713661	0.16023311	3.01035441	0.00018415	0.02089381	0.00000000	0.00000000	3.17058752	996.62690350
V	06541RAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541RAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06541RBC6	995.41019109	0.00000000	0.67489069	0.00000000	0.00000000	0.00000000	0.00000000	0.67489069	995.18128637
X-B	06541RBD4	1,000.00000000	0.00000000	0.22250121	0.00000000	0.00000000	0.00000000	0.00000000	0.22250121	1,000.00000000
X-D	06541RAA1	1,000.00000000	0.00000000	0.93690882	0.00000000	0.00000000	0.00000000	0.00000000	0.93690882	1,000.00000000
X-F	06541RAC7	1,000.00000000	0.00000000	0.72857535	0.00000000	0.00000000	0.00000000	0.00000000	0.72857535	1,000.00000000
X-G	06541RAE3	1,000.00000000	0.00000000	0.72857517	0.00000000	0.00000000	0.00000000	0.00000000	0.72857517	1,000.00000000
X-H	06541RAG8	1,000.00000000	0.00000000	0.72857538	0.00000000	0.00000000	0.00000000	0.00000000	0.72857538	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	16,576.38	0.00	16,576.38	0.00	0.00	0.00	16,576.38	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	65,220.83	0.00	65,220.83	0.00	0.00	0.00	65,220.83	0.00
A-2	08/01/21 - 08/30/21	30	0.00	722,854.17	0.00	722,854.17	0.00	0.00	0.00	722,854.17	0.00
A-3	08/01/21 - 08/30/21	30	0.00	1,190,797.90	0.00	1,190,797.90	0.00	0.00	0.00	1,190,797.90	0.00
X-A	08/01/21 - 08/30/21	30	0.00	577,618.02	0.00	577,618.02	0.00	0.00	0.00	577,618.02	0.00
X-B	08/01/21 - 08/30/21	30	0.00	53,048.96	0.00	53,048.96	0.00	0.00	0.00	53,048.96	0.00
X-D	08/01/21 - 08/30/21	30	0.00	51,549.66	0.00	51,549.66	0.00	0.00	0.00	51,549.66	0.00
X-F	08/01/21 - 08/30/21	30	0.00	16,702.59	0.00	16,702.59	0.00	0.00	0.00	16,702.59	0.00
X-G	08/01/21 - 08/30/21	30	0.00	8,907.56	0.00	8,907.56	0.00	0.00	0.00	8,907.56	0.00
X-H	08/01/21 - 08/30/21	30	0.00	27,838.35	0.00	27,838.35	0.00	0.00	0.00	27,838.35	0.00
A-S	08/01/21 - 08/30/21	30	0.00	342,670.29	0.00	342,670.29	0.00	0.00	0.00	342,670.29	0.00
B	08/01/21 - 08/30/21	30	0.00	162,811.12	0.00	162,811.12	0.00	0.00	0.00	162,811.12	0.00
C	08/01/21 - 08/30/21	30	0.00	161,558.79	0.00	161,558.79	0.00	0.00	0.00	161,558.79	0.00
D	08/01/21 - 08/30/21	30	0.00	66,864.58	0.00	66,864.58	0.00	0.00	0.00	66,864.58	0.00
E	08/01/21 - 08/30/21	30	0.00	47,762.50	0.00	47,762.50	0.00	0.00	0.00	47,762.50	0.00
F	08/01/21 - 08/30/21	30	0.00	52,536.46	0.00	52,536.46	0.00	0.00	0.00	52,536.46	0.00
G	08/01/21 - 08/30/21	30	0.00	28,017.92	0.00	28,017.92	0.00	0.00	0.00	28,017.92	0.00
H	08/01/21 - 08/30/21	30	25,100.43	87,562.96	0.00	87,562.96	225.13	0.00	0.00	87,337.83	25,383.08
RR Interest	08/01/21 - 08/30/21	30	1,328.68	193,731.53	0.00	193,731.53	11.85	0.00	0.00	193,719.68	1,344.54
Totals			26,429.11	3,874,630.57	0.00	3,874,630.57	236.98	0.00	0.00	3,874,393.59	26,727.62

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	4,080,617.24
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,891,630.91	Master Servicing Fee	8,980.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,929.51
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	552.35
ARD Interest	0.00	Operating Advisor Fee	1,038.43
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	209.90
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,891,630.91	Total Fees	17,000.29

Principal		Expenses/Reimbursements
Scheduled Principal	206,223.65	Reimbursement for Interest on Advances	236.98
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	206,223.65	Total Expenses/Reimbursements	236.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,874,393.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	206,223.65
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,080,617.24
Total Funds Collected	4,097,854.56	Total Funds Distributed	4,097,854.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,282,887,387.34	1,282,887,387.34	Beginning Certificate Balance	1,282,887,387.21
(-) Scheduled Principal Collections	206,223.65	206,223.65	(-) Principal Distributions	206,223.65
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,282,681,163.69	1,282,681,163.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,282,895,961.59	1,282,895,961.59	Ending Certificate Balance	1,282,681,163.56
Ending Actual Collateral Balance	1,282,700,511.81	1,282,700,511.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.13)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.13)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.62
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	16	98,053,286.03	7.64%	98	3.7604	2.515079	1.60 or less	9	223,574,613.73	17.43%	98	3.6710	1.187621
10,000,001 to 20,000,000	15	218,403,229.84	17.03%	98	3.4996	2.788408	1.61 to 1.80	6	149,299,109.10	11.64%	98	3.8232	1.700851
20,000,001 to 30,000,000	8	191,516,847.82	14.93%	98	3.5965	2.336015	1.81 to 2.00	7	92,474,849.28	7.21%	98	3.8577	1.930688
30,000,001 to 40,000,000	6	216,850,000.00	16.91%	97	3.1826	3.710095	2.01 to 2.20	1	5,809,791.58	0.45%	98	4.0000	2.180000
40,000,001 to 60,000,000	5	256,615,000.00	20.01%	98	3.6174	2.031452	2.21 to 2.40	3	134,315,000.00	10.47%	98	3.7604	2.308479
60,000,001 to 70,000,000	2	127,642,800.00	9.95%	98	3.7551	2.086229	2.41 or greater	28	677,207,800.00	52.80%	97	3.3105	3.451495
70,000,001 to 80,000,000	1	73,600,000.00	5.74%	97	3.4500	2.338900	Totals	54	1,282,681,163.69	100.00%	98	3.5227	2.618036
80,000,001 or greater	1	100,000,000.00	7.80%	95	3.4500	2.908400
Totals	54	1,282,681,163.69	100.00%	98	3.5227	2.618036
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	11,150,000.00	0.87%	98	3.3610	3.005100	Totals	100	1,282,681,163.69	100.00%	98	3.5227	2.618036
California	17	536,329,846.69	41.81%	97	3.4369	2.521479
									Property Type³
Colorado	1	54,500,000.00	4.25%	98	3.5980	1.587600
Florida	2	12,613,541.03	0.98%	98	4.1253	1.806912		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	12	59,535,125.73	4.64%	97	3.4225	2.925773		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	5	34,747,731.62	2.71%	98	3.6662	3.524970	Industrial	12	81,278,026.91	6.34%	98	2.7081	4.864769
Indiana	5	29,320,087.07	2.29%	98	2.7314	4.826334	Lodging	4	60,202,915.97	4.69%	98	3.8650	1.340949
Iowa	1	4,456,124.36	0.35%	98	2.6533	4.973100	Mixed Use	1	6,250,000.00	0.49%	99	4.0900	1.654200
Kentucky	1	5,635,283.36	0.44%	98	2.6533	4.973100	Multi-Family	17	327,165,000.00	25.51%	98	3.6577	1.556930
Louisiana	6	10,329,200.00	0.81%	98	3.6580	2.597700	Office	13	456,270,892.66	35.57%	97	3.4435	2.482437
Maryland	1	4,044,789.86	0.32%	98	2.6533	4.973100	Other	2	30,125,000.00	2.35%	98	3.4090	2.732468
Michigan	3	29,158,349.16	2.27%	98	3.8988	1.471499	Retail	38	263,244,787.12	20.52%	98	3.6868	2.500896
Missouri	1	8,459,780.57	0.66%	98	2.6533	4.973100	Self Storage	13	58,144,541.03	4.53%	97	3.4244	3.060552
New Jersey	1	24,750,000.00	1.93%	99	3.4500	2.871900	Totals	100	1,282,681,163.69	100.00%	98	3.5227	2.618036
New Mexico	2	13,527,812.49	1.05%	98	4.1730	1.253900
New York	8	164,349,109.10	12.81%	98	3.4319	1.122432
North Carolina	5	44,104,079.49	3.44%	97	3.9931	1.366773
Ohio	1	12,957,038.36	1.01%	98	2.6533	4.973100
Oklahoma	5	51,715,000.00	4.03%	99	4.1900	2.263300
Pennsylvania	4	18,705,797.21	1.46%	98	3.5063	2.956375
South Carolina	1	36,000,000.00	2.81%	97	3.8250	1.984200
Texas	7	41,592,994.88	3.24%	98	3.7905	2.820708
Utah	1	3,350,000.00	0.26%	98	3.8000	1.931700
Virginia	3	36,671,672.71	2.86%	99	3.4295	2.455226
Wisconsin	6	34,677,800.00	2.70%	98	3.8770	2.215397

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24900% or less	9	219,650,000.00	17.12%	98	2.9181	4.121421	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.49900%	11	410,824,109.10	32.03%	97	3.3780	2.705615	13 months to 24 months	53	1,182,681,163.69	92.20%	98	3.5289	2.593485
	3.50000% to 3.99900%	25	527,969,494.51	41.16%	98	3.7407	2.074445	25 months to 36 months	1	100,000,000.00	7.80%	95	3.4500	2.908400
	4.00000% or greater	9	124,237,560.08	9.69%	99	4.1435	1.980563	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	1,282,681,163.69	100.00%	98	3.5227	2.618036	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	54	1,282,681,163.69	100.00%	98	3.5227	2.618036
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	119 months or less	54	1,282,681,163.69	100.00%	98	3.5227	2.618036	Interest Only	36	995,698,800.00	77.63%	97	3.4129	2.791889
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	1	14,836,289.25	1.16%	98	4.0600	1.829500
	Totals	54	1,282,681,163.69	100.00%	98	3.5227	2.618036	300 months or greater	17	272,146,074.44	21.22%	98	3.8952	2.024948
								Totals	54	1,282,681,163.69	100.00%	98	3.5227	2.618036
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	186,834,791.58	14.57%	98	3.0505	4.144669				None
	12 months or less	45	1,095,846,372.11	85.43%	98	3.6032	2.357755
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	1,282,681,163.69	100.00%	98	3.5227	2.618036
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453012226	OF	Los Angeles	CA	Actual/360	3.00525%	48,510.16	0.00	0.00	N/A	11/09/29	--	18,750,000.00	18,750,000.00	09/09/21
1A	453012229				Actual/360	3.00525%	51,744.17	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	09/09/21
1B	453012230				Actual/360	3.00525%	35,574.11	0.00	0.00	N/A	11/09/29	--	13,750,000.00	13,750,000.00	09/09/21
1C	453012231				Actual/360	3.00525%	25,872.08	0.00	0.00	N/A	11/09/29	--	10,000,000.00	10,000,000.00	09/09/21
1D	310953489				Actual/360	3.00525%	48,510.16	0.00	0.00	N/A	11/09/29	--	18,750,000.00	18,750,000.00	09/09/21
1E	310953495				Actual/360	3.00525%	61,446.20	0.00	0.00	N/A	11/09/29	--	23,750,000.00	23,750,000.00	09/09/21
2	300801972	MF	Long Island City	NY	Actual/360	3.25025%	139,930.56	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	09/10/21
2A	310953020				Actual/360	3.25025%	139,930.56	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	09/10/21
3	300801959	OF	San Francisco	CA	Actual/360	3.45025%	297,083.33	0.00	0.00	08/01/29	08/01/34	--	100,000,000.00	100,000,000.00	09/01/21
4	453012233	IN	Various	Various	Actual/360	2.65325%	81,702.72	0.00	0.00	N/A	11/07/29	--	35,760,000.00	35,760,000.00	09/07/21
4A	300801993				Actual/360	2.65325%	89,653.66	0.00	0.00	N/A	11/07/29	--	39,240,000.00	39,240,000.00	09/07/21
5	310951159	OF	Beverly Hills	CA	Actual/360	3.45025%	218,653.33	0.00	0.00	N/A	10/11/29	--	73,600,000.00	73,600,000.00	09/11/21
6	310945075	OF	Norwalk	CA	Actual/360	3.84525%	219,517.46	0.00	0.00	N/A	11/11/29	--	66,300,000.00	66,300,000.00	09/11/21
7	300801991	Various Various		Various	Actual/360	3.65825%	193,226.41	0.00	0.00	N/A	11/01/29	--	61,342,800.00	61,342,800.00	09/01/21
8	310952491	MF	Denver	CO	Actual/360	3.59825%	168,856.14	0.00	0.00	N/A	11/11/29	--	54,500,000.00	54,500,000.00	09/11/21
9	1958227	MF	Various	OK	Actual/360	4.19025%	186,590.59	0.00	0.00	N/A	12/01/29	--	51,715,000.00	51,715,000.00	09/01/21
10	1958421	MF	Bronx	NY	Actual/360	3.78025%	164,052.00	0.00	0.00	N/A	12/01/29	--	50,400,000.00	50,400,000.00	09/01/21
11	310951801	SS	Various	GA	Actual/360	3.19025%	108,916.35	0.00	0.00	N/A	09/11/29	--	39,650,000.00	39,650,000.00	09/11/21
12	1959494	MF	North Charleston	SC	Actual/360	3.82525%	118,575.00	0.00	0.00	N/A	10/01/29	--	36,000,000.00	36,000,000.00	09/01/21
13	300802003	Various Sacramento		CA	Actual/360	3.36325%	101,357.08	0.00	0.00	N/A	11/01/29	--	35,000,000.00	35,000,000.00	09/01/21
14	310951554	RT	Pacoima	CA	Actual/360	3.50225%	94,087.07	0.00	0.00	N/A	11/01/29	--	31,200,000.00	31,200,000.00	09/01/21
15	322900015	RT	Union City	CA	Actual/360	3.82525%	92,225.00	0.00	0.00	N/A	11/01/29	--	28,000,000.00	28,000,000.00	09/01/21
16	300802004	RT	Santa Ana	CA	Actual/360	3.30025%	71,752.08	0.00	0.00	N/A	11/01/29	--	25,250,000.00	25,250,000.00	09/01/21
17	453012260	RT	Various	Various	Actual/360	3.67025%	79,006.94	0.00	0.00	N/A	10/01/29	--	25,000,000.00	25,000,000.00	09/01/21
18	300802010	OF	Cherry Hill	NJ	Actual/360	3.45025%	73,528.12	0.00	0.00	N/A	12/01/29	--	24,750,000.00	24,750,000.00	09/01/21
19	600949835	RT	Shelby Township	MI	Actual/360	3.97025%	77,063.64	33,533.68	0.00	N/A	11/11/29	--	22,542,382.84	22,508,849.16	09/11/21
20	1957448	LO	Richmond	VA	Actual/360	3.70525%	70,189.17	0.00	0.00	N/A	12/01/29	--	22,000,000.00	22,000,000.00	09/01/21
21	300801950	LO	Charlotte	NC	Actual/360	3.90025%	68,136.93	30,913.39	0.00	N/A	09/01/29	--	20,288,912.05	20,257,998.66	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	1959270	RT	Houston	TX	Actual/360	3.92525%	59,232.07	0.00	0.00	N/A	12/01/29	--	17,525,000.00	17,525,000.00	09/01/21
23	310951987	OF	Winston Salem	NC	Actual/360	4.06025%	51,975.44	30,353.65	0.00	N/A	11/11/29	--	14,866,642.90	14,836,289.25	09/11/21
24	300801981	OF	Folsom	CA	Actual/360	3.52825%	44,654.75	23,837.84	0.00	N/A	11/01/29	--	14,698,731.11	14,674,893.27	09/01/21
25	322900025	98	Bloomington	CA	Actual/360	3.40925%	44,399.86	0.00	0.00	N/A	11/01/29	--	15,125,000.00	15,125,000.00	09/01/21
26	322900026	98	Indio	CA	Actual/360	3.40925%	44,032.92	0.00	0.00	N/A	11/01/29	--	15,000,000.00	15,000,000.00	09/01/21
27	610948682	Various Santa Fe		NM	Actual/360	4.17325%	48,680.59	19,348.12	0.00	N/A	11/11/29	--	13,547,160.61	13,527,812.49	08/11/21
28	300802011	LO	Grovetown	GA	Actual/360	4.03225%	42,195.15	17,856.38	0.00	N/A	11/01/29	--	12,152,982.11	12,135,125.73	09/01/21
29	1958667	OF	Glenview	IL	Actual/360	3.64025%	37,080.48	0.00	0.00	N/A	11/01/29	--	11,830,000.00	11,830,000.00	09/01/21
30	300801989	RT	Howard Beach	NY	Actual/360	3.40425%	32,147.66	18,212.64	0.00	N/A	11/01/29	--	10,967,321.74	10,949,109.10	09/01/21
31	300801990	MF	Phoenix	AZ	Actual/360	3.36125%	32,270.27	0.00	0.00	N/A	11/01/29	--	11,150,000.00	11,150,000.00	09/01/21
32	322900032	MF	Milwaukee	WI	Actual/360	4.19025%	37,523.78	0.00	0.00	N/A	12/01/29	--	10,400,000.00	10,400,000.00	09/01/21
33	410950865	RT	Los Banos	CA	Actual/360	3.80025%	30,311.73	14,393.08	0.00	N/A	09/11/29	--	9,263,346.50	9,248,953.42	09/11/21
34	410947769	RT	Cicero	IL	Actual/360	3.69625%	29,439.67	0.00	0.00	N/A	11/11/29	--	9,250,000.00	9,250,000.00	09/11/21
35	1958645	RT	Oxnard	CA	Actual/360	3.83025%	29,682.50	0.00	0.00	N/A	12/01/29	--	9,000,000.00	9,000,000.00	09/01/21
36	410952153	MF	Pewaukee	WI	Actual/360	3.83225%	26,398.22	0.00	0.00	N/A	11/11/29	--	8,000,000.00	8,000,000.00	09/11/21
37	600951819	SS	Vero Beach	FL	Actual/360	4.16025%	22,828.47	9,171.09	0.00	N/A	10/11/29	--	6,372,712.12	6,363,541.03	09/11/21
38	1959229	MU	Miami Beach	FL	Actual/360	4.09025%	22,012.15	0.00	0.00	N/A	12/05/29	--	6,250,000.00	6,250,000.00	09/05/21
39	300802005	LO	Sanford	NC	Actual/360	4.00025%	20,041.14	8,603.78	0.00	N/A	11/01/29	--	5,818,395.36	5,809,791.58	09/01/21
40	1958940	RT	Cedar Park	TX	Actual/360	3.78525%	18,040.26	0.00	0.00	N/A	11/01/29	--	5,535,000.00	5,535,000.00	09/01/21
41	300801992	SS	Bakersfield	CA	Actual/360	3.50625%	16,302.90	0.00	0.00	N/A	11/01/29	--	5,400,000.00	5,400,000.00	09/01/21
42	410951837	OF	Leesburg	VA	Actual/360	3.69525%	16,274.94	0.00	0.00	N/A	11/11/29	--	5,115,000.00	5,115,000.00	09/11/21
43	410952152	MF	Brookfield	WI	Actual/360	3.79225%	16,326.67	0.00	0.00	N/A	11/11/29	--	5,000,000.00	5,000,000.00	09/11/21
44	410952188	SS	Santa Maria	CA	Actual/360	3.84825%	11,700.16	0.00	0.00	N/A	11/11/29	--	3,531,000.00	3,531,000.00	09/11/21
45	1959024	RT	West Valley City	UT	Actual/360	3.80025%	10,961.94	0.00	0.00	N/A	11/01/29	--	3,350,000.00	3,350,000.00	09/01/21
46	1959131	SS	Wilmington	NC	Actual/360	4.26025%	11,738.67	0.00	0.00	N/A	12/01/29	--	3,200,000.00	3,200,000.00	09/01/21
47	1958675	RT	Jackson Heights	NY	Actual/360	3.75025%	9,687.50	0.00	0.00	N/A	12/01/29	--	3,000,000.00	3,000,000.00	09/01/21
Totals							3,891,630.91	206,223.65	0.00				1,282,887,387.34	1,282,681,163.69
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1	92,981,255.00	48,656,401.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	42,103,210.00	10,583,388.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	50,301,883.34	27,937,180.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	31,730,719.00	15,571,466.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,115,004.23	5,394,724.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,313,102.76	2,183,556.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,032,114.00	3,039,777.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,744,427.13	1,602,514.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,844,989.51	1,287,959.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,557,662.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,050,796.34	2,156,125.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,810,951.86	1,412,555.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,653,671.24	3,253,657.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,668,287.26	1,825,264.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,818,943.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,802,817.28	1,615,172.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	14,158,922.41	6,969,808.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,905,206.74	1,408,220.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	304,802.85	0.00
19	1,843,286.68	811,493.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	809,682.09	1,435,741.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	981,182.04	860,732.53	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,485,575.00	1,027,494.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,791,222.37	485,000.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,907,995.07	889,704.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,407,346.38	382,078.83	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,323,700.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,107,211.19	572,747.49	01/01/21	06/30/21	--	0.00	0.00	66,940.13	66,940.13	0.00	0.00
28	559,542.44	1,506,309.72	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,543,159.42	1,010,049.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,379,236.74	573,900.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,036,420.00	583,600.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	679,580.00	390,183.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	743,014.00	377,111.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,137,765.07	607,640.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	432,084.00	440,653.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	817,321.03	208,414.38	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	640,659.00	189,469.86	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	396,462.75	229,313.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	649,257.00	384,303.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	573,185.00	203,967.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	446,630.84	176,374.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	216,395.19	100,911.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	257,155.60	125,414.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	355,653.15	182,336.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	590,149.49	228,144.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	312,704,836.44	148,880,868.13				0.00	0.00	66,940.13	66,940.13	304,802.85	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.522707%	3.507319%	98
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.522767%	3.507378%	99
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.522826%	3.507436%	100
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.522890%	3.507499%	101
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.522949%	3.507557%	102
04/16/21	0	0.00	0	0.00	1	5,853,806.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.523012%	3.507619%	103
03/17/21	0	0.00	1	5,862,258.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.523070%	3.507676%	104
02/18/21	0	0.00	1	5,872,633.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.523142%	3.507746%	105
01/15/21	1	5,881,021.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.523200%	3.507803%	106
12/17/20	1	5,889,380.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.523257%	3.505192%	107
11/18/20	1	5,898,364.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.523319%	3.505249%	108
10/19/20	1	5,906,664.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.523377%	3.505302%	109
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
27	610948682 08/11/21		0	B	66,940.13	66,940.13	0.00	13,547,160.61
Totals					66,940.13	66,940.13	0.00	13,547,160.61

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,282,681,164	1,282,681,164	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	1,282,681,164	1,282,681,164	0	0	0	0
Aug-21	1,282,887,387	1,282,887,387	0	0	0	0
Jul-21	1,283,092,922	1,283,092,922	0	0	0	0
Jun-21	1,283,311,898	1,283,311,898	0	0	0	0
May-21	1,283,516,014	1,283,516,014	0	0	0	0
Apr-21	1,283,733,621	1,277,879,815	0	0	5,853,806	0
Mar-21	1,283,936,327	1,278,074,068	0	5,862,259	0	0
Feb-21	1,284,181,023	1,278,308,389	0	5,872,633	0	0
Jan-21	1,284,382,233	1,278,501,212	5,881,021	0	0	0
Dec-20	1,284,582,771	1,278,693,391	5,889,381	0	0	0
Nov-20	1,284,796,928	1,278,898,564	5,898,364	0	0	0
Oct-20	1,284,996,080	1,279,089,416	5,906,664	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	453012260	25,000,000.00	3.67003%	25,000,000.00 3.67003%		10	06/30/20	05/01/20	08/11/20
Totals		25,000,000.00		25,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	71.53	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	165.45	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	236.98	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			236.98

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA, the Credit Risk Retention Agreement and the EU Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" or the

"EU Risk Retention" tab, as applicable for the BANK 2019-BNK23 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant or the EU Hedging Covenant, as applicable.

Investors should refer to the Certificate Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27